Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Disclosure of Estimated Useful Lives

The estimated useful lives are as follows:

Buildings	21 - 25	years
Mobile network infrastructure	4 - 20	years
Fixed network infrastructure	3 - 25	years
Call center equipment	4 - 8	years
Equipment, fixtures and fittings	2 - 10	years
Motor vehicles	4 - 6	years
Leasehold improvements	3 - 5	years

Disclosure of Estimated Useful Lives for Investment Properties	The estimated useful lives are as follows:

Investment Property	25 - 45 years

Telecommunication licenses
Statement [LineItems]
Disclosure of Useful Lives for the Intangible Assets	The useful lives for telecommunication licenses are as follows:

Telecommunications licenses	3 – 25 years

Computer software
Statement [LineItems]
Disclosure of Useful Lives for the Intangible Assets	The useful lives for computer software are as follows:

Computer software	3 – 8 years

Other intangible assets
Statement [LineItems]
Disclosure of Useful Lives for the Intangible Assets

Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The useful lives for computer software are as follows:

Transmission line software	5 - 10	years
Central betting system operating right	7 - 10	years
Customer base	2 - 15	years
Brand name	9 - 10	years
Indefeasible right of use	15	years